UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21419
SPARX Asia Funds
(Exact name of registrant as specified in charter)
360 Madison Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)
Kevin T. Medina, Esq.
SPARX Investment & Research, USA, Inc.
360 Madison Avenue
New York, New York 10017
(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 452-5000
Date of fiscal year end: October 31
Date of reporting period: January 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments — January 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS + - 96.9%

	Banks - 4.9%
427,900	Mizuho Financial Group, Inc.	$1,059,167
30,800	Sumitomo Mitsui Financial Group, Inc.	1,220,645
11,000	Suruga Bank, Ltd.	96,818

		2,376,630

	Chemicals - 15.0%
119,000	Kao Corp.	2,890,209
300,000	Taiyo Nippon Sanso Corp.	1,935,989
36,100	Unicharm Corp.	2,487,306

		7,313,504

	Communication - 0.1%
2,900	Zenrin Co., Ltd.	30,159

	Construction - 3.0%
57,000	Kajima Corp.	150,338
107,000	Obayashi Corp.	503,005
63,000	Shimizu Corp.	284,214
238,000	Taisei Corp.	525,526

		1,463,083

	Electrical Appliances - 7.6%
17,100	Keyence Corp.	3,110,158
167,000	Toshiba Corp.	583,029

		3,693,187

	Foods - 1.3%
36,000	Ariake Japan Co., Ltd.	646,395

	Glass & Ceramics Products - 0.7%
138,000	Nippon Sheet Glass Co., Ltd.	337,650

	Iron & Steel - 2.6%
13,500	JFE Holdings, Inc.	335,505
468,000	Sumitomo Metal Industries, Ltd.	936,424

		1,271,929

	Land Transportation - 1.9%
218,000	Tokyu Corp.	946,032

	Machinery - 3.3%
33,900	Daikin Industries, Ltd.	777,215
47,000	IHI Corp.	54,584
76,900	Komatsu, Ltd.	793,893

		1,625,692

	Marine Transportation - 0.3%
36,000	Kawasaki Kisen Kaisha, Ltd.	131,174

	Metal Products - 0.6%
38,000	NHK Spring Co., Ltd.	137,190
11,100	Sumco Corp.	143,613

		280,803

	Nonferrous Metals - 1.3%
67,000	Sumitomo Metal Mining Co., Ltd.	623,662

	Other Products - 18.2%
337,000	Asics Corp.	2,508,378
263,100	Fuji Seal International, Inc.	3,765,225
550,000	Mizuno Corp.	2,569,490

		8,843,093

	Pharmaceuticals - 4.6%
180,000	Rohto Pharmaceutical Co., Ltd.	2,226,889

	Precision Instruments - 3.6%
15,400	Mani, Inc.	988,128
22,200	Terumo Corp.	753,827

		1,741,955

	Real Estate - 1.4%
308	NTT Urban Development Corp.	264,659
7,560	Sumitomo Real Estate Sales Co., Ltd.	215,487
52,300	Tokyu Livable, Inc.	226,116

		706,262

	Retail Trade - 3.6%
39,400	Ryohin Keikaku Co., Ltd.	1,627,657
3,700	St. Marc Holdings Co., Ltd.	117,510

		1,745,167

	Securities - 0.3%
27,200	Kyokuto Securities Co., Ltd.	123,496

	Transportation Equipment - 9.0%
722,000	Isuzu Motors, Ltd.	838,113
43,400	Shimano, Inc.	1,483,823
301,000	T.RAD Co., Ltd.	425,470
51,000	Toyota Motor Corp.	1,640,576

		4,387,982

	Wholesale Trade - 13.6%
227,000	Itochu Corp.	1,103,490
424,000	Marubeni Corp.	1,509,014
142,900	Misumi Group, Inc.	1,623,423
109,000	Mitsubishi Corp.	1,440,343
103,400	Sumitomo Corp.	935,716

		6,611,986

	Total Common Stocks
	(Cost $69,243,505)	47,126,730

SHORT-TERM INVESTMENT - 3.2%
1,554,924	BlackRock Liquidity Funds Federal Trust
	Fund Portfolio	1,554,924

	Total Short-term Investment
	(Cost $1,554,924)	1,554,924

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Fund
Portfolio of Investments (continued) — January 31, 2009 (unaudited)

Value
Total Investments - 100.1%
(Cost $70,798,429)	$48,681,654

Net Other Assets And Liabilities — (0.1%)	(58,164)

NET ASSETS - 100.0%	$48,623,490

+	All common stocks in the portfolio were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $47,126,730 or 96.9% of the net assets. (See note a)

Gross unrealized appreciation	$755,846
Gross unrealized depreciation	(22,872,621)

Gross unrealized depreciation	$(22,116,775)

Summary of inputs used to value the Fund’s net assets as of January 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$1,554,924
Level 2 - Other Significant Observable Inputs	47,126,730
Level 3 - Significant Unobservable Inputs	—

Total	$48,681,654

Industry Concentration Table:
(% of Total Net Assets)

Other Products	18.2%
Chemicals	15.0%
Wholesale Trade	13.6%
Transportation Equipment	9.0%
Electrical Appliances	7.6%
Banks	4.9%
Pharmaceuticals	4.6%
Retail Trade	3.6%
Precision Instruments	3.6%
Machinery	3.3%
Construction	3.0%
Iron & Steel	2.6%
Land Transportation	1.9%
Real Estate	1.4%
Foods	1.3%
Nonferrous Metals	1.3%
Glass & Ceramics Products	0.7%
Metal Products	0.6%
Marine Transportation	0.3%
Securities	0.3%
Communication	0.1%
Cash And Net Other Assets	3.1%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments — January 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS + - 96.8%

	Chemicals - 1.5%
61,700	Fujikura Kasei Co., Ltd.	$300,520

	Communication - 10.0%
25,300	Software Service, Inc.	167,200
70,600	SRA Holdings, Inc.	463,800
660	T-Gaia Corp.	775,715
73,200	Tohokushinsha Film Corp.	520,367
225	Works Applications Co., Ltd.	157,963

		2,085,045

	Electrical Appliances - 8.4%
32,800	Dai-Ichi Seiko Co., Ltd.	456,898
46,300	Elecom Co., Ltd.	319,234
54,300	Shibaura Electronics Co., Ltd.	378,547
33,200	Suzuki Co., Ltd.	180,976
185,000	Tamura Corp.	423,387

		1,759,042

	Hotels, Restaurants & Leisure - 4.5%
173	Toridoll.corp.	945,206

	Industrial - 1.8%
50,100	Nihon Dengi Co., Ltd.	362,849

	Information & Communications - 2.9%
507	Macromill, Inc.	612,548

	Land Transportation - 3.2%
754	SBS Holdings, Inc.	334,346
30,300	Trancom Co., Ltd.	336,669

		671,015

	Machinery - 8.7%
62,000	Anest Iwata Corp.	179,730
93,900	Nittoku Engineering Co., Ltd.	431,509
38,500	SATO Corp.	392,332
25,300	Teikoku Electric Manufacturing Co., Ltd.	324,015
54,300	Yushin Precision Equipment Co., Ltd.	485,774

		1,813,360

	Marine Transportation - 1.6%
141,000	Shinwa Kaiun Kaisha, Ltd.	333,215

	Metal Products - 6.6%
79,600	Tocalo Co., Ltd.	748,540
280,000	Tokyo Rope Manufacturing Co., Ltd.	633,342

		1,381,882

	Mining - 1.1%
37,000	Kanto Natural Gas Development Co., Ltd.	232,269

	Other Products - 7.0%
5,700	Furuya Metal Co., Ltd.	471,148
790	Samantha Thavasa Japan, Ltd.	299,802
55,200	Shoei Co., Ltd.	446,046
286	SRI Sports, Ltd.	251,048

		1,468,044

	Real Estate - 3.0%
1,215	RISA Partners, Inc.	454,328
39,900	Tokyu Livable, Inc.	172,505

		626,833

	Retail Trade - 11.2%
47,600	Arc Land Sakamoto Co., Ltd.	532,280
70,200	Himaraya Co., Ltd.	217,700
12,700	Ohsho Food Service Corp.	220,549
175	Start Today Co., Ltd.	542,119
80,000	Tokyo Derica Co., Ltd.	344,079
190	Village Vanguard Co., Ltd.	482,276

		2,339,003

	Services - 15.9%
688	Benefit One, Inc.	485,401
54,500	Culture Convenience Club Co., Ltd.	507,943
3,284	FujiStaff Holdings, Inc.	426,155
146	Kakaku.com, Inc.	566,398
537	Message Co., Ltd.	658,292
331	Prestige International, Inc.	474,018
26,900	Studio Alice Co., Ltd.	194,191

		3,312,398

	Textiles And Apparels - 1.3%
60,000	Yamato International, Inc.	274,577

	Transportation - 1.5%
49,000	Nippon Seiki Co., Ltd.	304,347

	Wholesale Trade - 6.6%
99	Japan Wind Development Co., Ltd.	358,158
110,000	Nippon Steel Trading Co., Ltd.	169,737
37,500	Toshin Group Co., Ltd.	657,203
61,800	Yonkyu Co., Ltd. (The)	199,830

		1,384,928

	Total Common Stocks
	(Cost $23,189,379)	20,207,081

SHORT-TERM INVESTMENT - 4.1%
859,835	BlackRock Liquidity Funds Federal Trust
	Fund Portfolio	859,835

	Total Short-term Investment
	(Cost $859,835)	859,835

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Japan Smaller Companies Fund
Portfolio of Investments (continued) — January 31, 2009 (unaudited)

Value
Total Investments - 100.9%
(Cost $24,049,214)	$21,066,916

Net Other Assets And Liabilities — (0.9%)	(183,699)

NET ASSETS - 100.0%	$20,883,217

+	All common stocks in the portfolio were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $20,207,081 or 96.8% of the net assets. (See note a)

Gross unrealized appreciation	$1,688,290
Gross unrealized deppreciation	(4,670,588)

Gross unrealized deppreciation	$(2,982,298)

Summary of inputs used to value the Fund’s net assets as of January 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$859,835
Level 2 - Other Significant Observable Inputs	20,207,081
Level 3 - Significant Unobservable Inputs	—

Total	$21,066,916

Industry Concentration Table:
(% of Total Net Assets)

Services	15.9%
Retail Trade	11.2%
Communication	10.0%
Machinery	8.7%
Electrical Appliances	8.4%
Other Products	7.0%
Wholesale Trade	6.6%
Metal Products	6.6%
Hotels, Restaurants & Leisure	4.5%
Land Transportation	3.2%
Real Estate	3.0%
Information & Communications	2.9%
Industrial	1.8%
Marine Transportation	1.6%
Transportation	1.5%
Chemicals	1.5%
Textiles And Apparels	1.3%
Mining	1.1%
Cash And Net Other Assets	3.2%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Opportunities Fund
Portfolio of Investments — January 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS + - 92.3%

	Australia - 12.9%
7,048	ASX, Ltd.	$119,677
602,572	ConnectEast Group	173,780
55,449	Macquarie Infrastructure Group	55,440
3,000	Rio Tinto, Ltd.	77,872

		426,769

	Hong Kong - 49.2%
156,000	CNOOC, Ltd.	134,260
285,000	Cross-Harbour Holdings, Ltd.	231,360
7,800	Hong Kong Exchanges and Clearing, Ltd.	66,996
20,000	Hutchison Whampoa, Ltd.	101,766
142,491	Link REIT (The)	266,547
844,000	Midland Holdings, Ltd.	248,921
22,086	Standard Chartered PLC	257,584
50,000	Swire Pacific, Ltd., Class A	322,896

		1,630,330

	India - 13.0%
4,610	Bharat Electronics, Ltd.	76,775
7,365	Housing Development Finance Corp., Ltd.	227,364
1,610	Infosys Technologies, Ltd.	42,289
3,220	Infosys Technologies, Ltd., SP ADR	85,523

		431,951

	Singapore - 7.0%
250,000	Fortune REIT	72,181
200,000	Olam International, Ltd.	160,406

		232,587

	South Korea - 4.8%
17,620	Kangwon Land, Inc.*	160,696

	Thailand - 5.4%
85,200	Bangkok Bank PLC	178,893

	Total Common Stocks
	(Cost $4,463,077)	3,061,226

SHORT-TERM INVESTMENT - 9.3%
307,857	BlackRock Liquidity Funds Federal Trust
	Fund Portfolio	307,857

	Total Short-term Investment
	(Cost $307,857)	307,857

	Total Investments - 101.6%
	(Cost $4,770,934)	3,369,083

	Net Other Assets And Liabilities — (1.6%)	(51,706)

	NET ASSETS - 100.0%	$3,317,377

+	All common stocks in the portfolio, except Infosys Technologies, Ltd., SP ADR were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $2,975,703 or 89.7% of the net assets. (See note a)

*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SP ADR	Sponsored American Depositary Receipt

Gross unrealized appreciation	$11,395
Gross unrealized depreciation	(1,413,246)

Gross unrealized depreciation	$(1,401,851)

Summary of inputs used to value the Fund’s net assets as of January 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$393,380
Level 2 - Other Significant Observable Inputs	2,975,703
Level 3 - Significant Unobservable Inputs	—

Total	$3,369,083

Industry Concentration Table:
(% of Total Net Assets)

Real Estate Management & Development	17.2%
Commercial Banks	13.2%
Real Estate Investment Trusts	10.2%
Diversified Consumer Services	7.0%
Transportation Infrastructure	6.9%
Thrifts & Mortgage Finance	6.8%
Diversified Financial Services	5.6%
Hotels, Restaurants & Leisure	4.8%
Food & Staples Retailing	4.8%
Oil, Gas & Consumable Fuels	4.1%
IT Services	3.9%
Industrial Conglomerates	3.1%
Metals And Mining	2.4%
Aerospace & Defense	2.3%
Cash And Net Other Assets	7.7%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments — January 31, 2009 (unaudited)

Shares		Value
COMMON STOCKS + - 89.7%

	Australia - 9.2%
5,318	ASX, Ltd.	$90,301
111,597	Babcock & Brown Japan Property Trust	25,567
7,137	Billabong International, Ltd.	33,073
370,724	ConnectEast Group	106,915
20,838	Macquarie Infrastructure Group	20,835
59,810	Macquarie Media Group, Ltd., ELC	32,063
14,631	TABCORP Holdings, Ltd.	60,447

		369,201

	China - 3.0%
124,000	Anhui Expressway Co., Ltd.	43,966
20,000	Jiangsu Expressway Co., Ltd.	14,205
112,000	Zhejiang Express Co., Ltd.	63,704

		121,875

	Hong Kong - 16.6%
352,000	Champion Real Estate Investment Trust	87,030
106,000	CNOOC, Ltd.	91,228
31,600	Dah Sing Banking Group, Ltd.	22,333
3,300	Hang Seng Bank, Ltd.	39,733
14,000	Hongkong Land Holdings, Ltd.	29,350
63,500	Hopewell Highway Infrastructure, Ltd.	38,076
11,850	Link REIT (The)	22,167
264,000	Midland Holdings, Ltd.	77,861
8,750	Standard Chartered PLC	102,049
18,000	Swire Pacific, Ltd., Class A	116,243
10,000	Vtech Holdings, Ltd.	38,263

		664,333

	India - 7.6%
12,500	Colgate-Palmolive, Ltd., ELC*	106,800
3,635	Infosys Technologies, Ltd.	95,478
3,310	Oil & Natural Gas Corp., Ltd.	43,968
19,150	Tata Chemicals, Ltd.	59,343

		305,589

	Malaysia - 3.7%
115,500	PLUS Expressways Berhad	92,507
22,400	Public Bank Berhad	54,327

		146,834

	Philippines - 1.9%
1,050	Philippine Long Distance Telephone Co.	45,794
138,400	San Miguel Brewery Hong Kong, Ltd.	28,738

		74,532

	Singapore - 9.8%
76,000	CapitaCommercial Trust	47,154
47,000	ComfortDelGro Corp., Ltd.	44,799
25,500	DBS Group Holdings, Ltd.	146,812
339,000	Fortune REIT	97,878
6,000	Singapore Press Holdings, Ltd.	11,076

109,000	Suntec Real Estate Investment Trust	47,170

		394,889

	South Korea - 13.0%
10,950	Busan Bank	49,184
6,940	Dongbu Insurance Co., Ltd.	71,539
3,090	Hyundai Motor Co., Ltd.†	34,227
12,750	Kangwon Land, Inc.*	116,281
1,820	KT&G Corp.	109,031
16,649	Macquarie Korea Infrastructure Fund	60,981
2,410	S1 Corp.	82,303

		523,546

	Taiwan - 24.9%
157,000	Chang Hwa Commercial Bank	49,557
9,670	Chunghwa Telecom Co., Ltd.	14,633
38,760	Far Eastern Textile, Ltd.	24,195
70,291	Far EasTone Telecommunications Co., Ltd.	68,175
130,548	First Financial Holding Co., Ltd.	56,117
112,000	Fubon Financial Holding Co., Ltd.	67,176
17,000	Giant Manufacturing Co., Ltd.	36,048
50,000	Hon Hai Precision Industry Co., Ltd.	88,047
74,400	Huaku Construction Co.	76,416
114,750	Hung Poo Real Estate Development Corp.	66,430
27,000	Powertech Technology, Inc.	36,666
61,000	Quanta Computer, Inc.	57,842
87,722	Taiwan Mobile Co., Ltd.	122,573
50,251	Taiwan Semiconductor Manufacturing Co., Ltd.	61,735
354,000	Teco Electric & Machinery Co., Ltd.	97,572
107,587	Wistron Corp.	75,059

		998,241

	Total Common Stocks
	(Cost $5,715,722)	3,599,040

INVESTMENT COMPANY + - 0.5%

	Thailand - 0.5%
130,000	Samui Airport Property Fund	21,884

	Total Investment Company
	(Cost $18,581)	21,884

SHORT-TERM INVESTMENT - 8.3%
332,345	BlackRock Liquidity Funds Federal Trust
	Fund Portfolio	332,345

	Total Short-term Investment
	(Cost $332,345)	332,345

	Total Investments - 98.5%
	(Cost $6,066,648)	3,953,269

	Net Other Assets And Liabilities - 1.5%	58,207

	NET ASSETS - 100.0%	$4,011,476

See accompanying Notes to Portfolio of Investments.

SPARX ASIA FUNDS
SPARX Asia Pacific Equity Income Fund
Portfolio of Investments (continued) — January 31, 2009 (unaudited)

+	All common stocks and investment company security in the portfolio, except Hongkong Land Holdings, Ltd. were fair valued pursuant to fair value procedures adopted by the Board of Trustees. The aggregate market value of these securities is $3,591,574 or 89.5% of the net assets. (See note a)

*	Non-income producing.

†	Preference stock.

ELC	Equity Linked Certificates
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Gross unrealized appreciation	$46,479
Gross unrealized depreciation	(2,159,858)

Gross unrealized depreciation	$(2,113,379)

Summary of inputs used to value the Fund’s net assets as of January 31, 2009 is as follows (See note a):

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$332,345
Level 2 - Other Significant Observable Inputs	3,620,924
Level 3 - Significant Unobservable Inputs	—

Total	$3,953,269

Industry Concentration Table:
(% of Total Net Assets)

Commercial Banks	13.0%
Transportation Infrastructure	11.0%
Real Estate Management & Development	9.7%
Real Estate Investment Trusts	8.1%
Wireless Telecommunication Services	5.9%
Hotels, Restaurants & Leisure	4.4%
Diversified Financial Services	3.9%
Oil, Gas & Consumable Fuels	3.4%
Computers & Peripherals	3.3%
Tobacco	2.7%
Personal Products	2.6%
Semiconductors & Semiconductor Equipment	2.4%
Electrical Equipment	2.4%
ITServices	2.4%
Electronic Equipment & Instruments	2.2%
Commercial Services & Supplies	2.0%
Insurance	1.8%
Chemicals	1.5%
Road & Rail	1.1%
Media	1.1%
Communications Equipment	1.0%
Leisure Equipment & Products	0.9%
Automobiles	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Beverages	0.7%
Industrial Conglomerates	0.6%
Diversified Telecommunication Services	0.4%
Cash And Net Other Assets	9.8%

Total	100.0%

See accompanying Notes to Portfolio of Investments.

SPARX Asia Funds
Notes to Portfolio of Investments
January 31, 2009 (unaudited)
a. Investment Valuation
Equity securities are valued at the closing price for the day of valuation. If there is no such reported sale and the valuation is based on the over-the-counter market, a security will be valued at the mean between bid and asked prices. Short-term securities having a maturity of 60 days or less may be valued at amortized cost, which approximates market value. If securities do not have readily available market quotations, including circumstances under which market prices are determined not to be accurate (such as events materially affecting the value of securities occurring between the time when market price is determined and calculation of the Fund’s net asset value (“NAV”)), such securities are valued at their fair value, as determined in good faith in accordance with procedures established by the Fund’s Board of Trustees. In fair valuing a portfolio security, relevant factors that may be considered include, (i) acquisition cost; (ii) the nature and frequency of trades and quotes for the security; (iii) the number of dealers willing to purchase or sell the security and the number of other potential purchases; (iv) the registered nature of the security and the nature and duration of any restrictions on disposition; and (v) the market price of comparable securities (of the issuer or a related issuer of comparable companies in the same industry having similar financial and credit characteristics) with no legal or contractual restrictions on resale.
Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts of futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board of Trustees or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other investment companies to calculate their net asset values. Because the Funds invest in Asian securities, the value of the Funds’ portfolio securities may change on days when you will not be able to purchase or redeem your shares.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds do not isolate that portion of the results of operations resulting from changes in the currency exchange rate from the fluctuations resulting from changes in the market prices of investments.
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”) effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 became effective for the Funds as of November 1, 2008, the beginning of the Funds’ current fiscal year. The three levels of the fair value hierarchy under FAS 157 are described below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Summary of inputs used to value the Funds’ net assets as of January 31, 2009 is included with each Fund’s Schedule of Investments.
b. Securities Transactions and Investment Income
Securities transactions are accounted for on trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis.

SPARX Asia Funds
Notes to Portfolio of Investments
January 31, 2009 (unaudited)
(continued)
c. Foreign Currency
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains or losses. Foreign investments present additional risks due to currency fluctuations, economic and political factors, lower liquidity, government regulations, differences in accounting standards and other factors. Because of the Funds’ concentration in securities issued by companies located in Asia, the Funds will be particularly subject to the risks of any adverse social, political, and economic events which occur in Asia or affect Asian markets, and the value of the Funds’ shares may be more volatile than funds that do not similarly concentrate their investments.
d. Forward Contracts
The Funds may enter into forward currency contracts to reduce its exposure to changes in foreign currency exchange rates on its foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in the U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.
e. New Accounting Pronouncements
In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (FAS 161) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) SPARX Asia Funds

By (Signature and Title)*	/s/ Evan Gartenlaub Evan Gartenlaub, President
(principal executive officer)

Date	February 19, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Evan Gartenlaub
Evan Gartenlaub, President
(principal executive officer)

Date	February 19, 2009

By (Signature and Title)*	/s/ Hoi Fong
Hoi Fong, Treasurer
(principal financial officer)

Date	February 19, 2009

*	Print the name and title of each signing officer under his or her signature.